Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Change in Fair Value of Contingent Consideration
Change in fair value of contingent consideration

(€’000)	For the year ended December 31,
	2021	2020	2019
Change in fair value of contingent consideration	847	9 228	433

Total Change in fair value of contingent consideration	847	9 228	433

Summary of Other Income
Other income

(€’000)	For the year ended December 31,
	2021	2020	2019
Grant income (RCA’s)	2 731	2 311	1 508
Grant income (Other)	1 448	779	1 788
Remeasurement of RCA’s	—	933	—
Fair value adjustment on securities (MESOBLAST)	—	—	182
R&D tax credit	687	657	1 560
Gain on sales of Property, plant & equipment	—	35	—
Other	43	17	102

Total Other Income	4 909	4 731	5 139

Summary of Other Expenses
Other expenses

(€’000)	For the year ended December 31,
	2021	2020	2019
Clinical Development milestone payment	—	69	36
Remeasurement of RCA’s	328	—	120
Loss on disposals of Property, plant & equipment	1	10	—
Other	1 137	35	35

Total Other Expenses	1 466	114	191